Financial Instruments (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Other financial assets	$ 55,103,591	$ 24,166,023
Cash and cash equivalents	265,568,125	396,389,016	$ 196,369,224	$ 319,014,050
Trade and other current receivables (net)	376,796,973	277,248,558
Account receivable from to related companies	5,411,461	5,445,634
Total financial assets	702,880,150	703,249,231
Financial liabilities
Other financial liabilities	490,457,495	315,818,562	$ 270,635,594
Total financial liabilities measured at amortized cost	559,696,202	482,006,330
Lease liabilities		32,134,911
Account payable- trade and other payable	515,598,641	324,540,952
Accounts payable to related entities	26,208,319	18,432,354
Total Financial liabilities	1,136,664,546	857,114,547
Fair value with changes in income [member]
Financial liabilities
Lease liabilities		0
Account payable- trade and other payable	0	0
Accounts payable to related entities	0	0
Hedge derivatives [Member]
Financial liabilities
Lease liabilities		0
Account payable- trade and other payable	0	0
Accounts payable to related entities	0	0
Financial libilities measured at amortized cost [member]
Financial liabilities
Lease liabilities		32,134,911
Account payable- trade and other payable	515,598,641	324,540,952
Accounts payable to related entities	26,208,319	18,432,354
Bank borrowings [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	190,661,800	125,906,105
Bank borrowings [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bank borrowings [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bank borrowings [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	190,661,800	125,906,105
Bond payable [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	347,828,044	332,416,479
Bond payable [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bond payable [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bond payable [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	347,828,044	332,416,479
Financial leases obligations [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	35,161,384
Financial leases obligations [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0
Financial leases obligations [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	35,161,384
Deposits for return of bottles and containers [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	11,980,948	14,116,167
Deposits for return of bottles and containers [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Deposits for return of bottles and containers [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Deposits for return of bottles and containers [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	11,980,948	14,116,167
Derivative financial instruments [Member]
Financial assets
Other financial assets	9,838,420	222,443
Market securities and investments in other companies [Member]
Financial assets
Other financial assets	14,013,076	7,329,096
Derivative hedge assets [Member]
Financial assets
Other financial assets	31,252,095
Derivative designated as hedges [Member]
Financial assets
Other financial assets		16,614,484
Derivative not designated as hedges [Member]
Financial liabilities
Other financial liabilities	411,954	4,243,939
Derivative not designated as hedges [Member] | Fair value with changes in income [member]
Financial liabilities
Other financial liabilities	411,954	4,243,939
Derivative not designated as hedges [Member] | Hedge derivatives [Member]
Financial liabilities
Other financial liabilities	0	0
Derivative not designated as hedges [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Other financial liabilities	0	0
Derivatives designated as hedges [Member]
Financial liabilities
Other financial liabilities	8,813,456	5,323,640
Derivatives designated as hedges [Member] | Fair value with changes in income [member]
Financial liabilities
Other financial liabilities	0	0
Derivatives designated as hedges [Member] | Hedge derivatives [Member]
Financial liabilities
Other financial liabilities	8,813,456	5,323,640
Derivatives designated as hedges [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Other financial liabilities	0	0
Fair value with changes in income [member]
Financial assets
Other financial assets	23,851,496	7,551,539
Cash and cash equivalents	0	0
Trade and other current receivables (net)	0	0
Account receivable from to related companies	0	0
Total financial assets	23,851,496	7,551,539
Financial liabilities
Total financial liabilities measured at amortized cost	411,954	4,243,939
Total Financial liabilities	411,954	4,243,939
Fair value with changes in income [member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	9,838,420	222,443
Fair value with changes in income [member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	14,013,076	7,329,096
Fair value with changes in income [member] | Derivative hedge assets [Member]
Financial assets
Other financial assets	0
Fair value with changes in income [member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		0
Financial Assets Measured At Amortized Cost [Member]
Financial assets
Other financial assets	31,252,095	16,614,484
Cash and cash equivalents	265,568,125	396,389,016
Trade and other current receivables (net)	376,796,973	277,248,558
Account receivable from to related companies	5,411,461	5,445,634
Total financial assets	31,252,095	16,614,484
Financial liabilities
Total financial liabilities measured at amortized cost	550,470,792	472,438,751
Total Financial liabilities	1,127,439,136	847,546,968
Financial Assets Measured At Amortized Cost [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets	0
Financial Assets Measured At Amortized Cost [Member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		0
Hedge derivatives [Member]
Financial assets
Other financial assets	0	0
Cash and cash equivalents	0	0
Trade and other current receivables (net)	0	0
Account receivable from to related companies	0	0
Total financial assets	647,776,559	679,083,208
Financial liabilities
Total financial liabilities measured at amortized cost	8,813,456	5,323,640
Total Financial liabilities	8,813,456	5,323,640
Hedge derivatives [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	0	0
Hedge derivatives [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	0	0
Hedge derivatives [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets	$ 31,252,095
Hedge derivatives [Member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		$ 16,614,484